Christopher Weil & Company Core Investment Fund
		Schedule of Investments
		August 31, 2023 (Unaudited)
Shares				Fair Value	% of Net Assets

COMMON STOCKS

COMMUNICATIONS

Services - Computer Programming, Data Processing, Etc.
21,135	Alphabet Inc. - Class A *			$2,877,953

Total for Communications				2,877,953	3.27%

CONSUMER DISCRETIONARY

Cable & Other Pay Television Services
12,710	The Walt Disney Co. *			1,063,573

Mobile Homes
3,852	Skyline Champion Corporation *			274,532

Motorcycles, Bicycles & Parts
6,767	Harley-Davidson, Inc.			228,386

Services - Advertising Agencies
76,032	Criteo S.A. * **			2,242,564
53,129	Groupon, Inc. *			657,206
				2,899,770

Services - Educational Services
46,900	Lincoln Educational Services Corporation *			400,057
40,218	Stride Inc. *			1,708,863
82,653	Universal Technical Institute, Inc. *			658,744
				2,767,664
Total for Consumer Discretionary				7,233,925	8.22%

ENERGY

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
4,218	Centrus Energy Corp. *			200,186

Miscellaneous Metal Ores
6,699	Cameco Corporation (Canada)			247,863

Total for Energy				448,049	0.51%

FINANCIALS

Fire, Marine & Casualty Insurance
17,180	Berkshire Hathaway Inc. - Class B *			6,188,236
1,560	Markel Corp. *			2,307,115
				8,495,351

Investment Advice
7,024	Houlihan Lokey, Inc. - Class A			739,908

National Commercial Banks
12,257	JPMorgan Chase & Co.			1,793,567

Services - Business Services, NEC
5,241	Paypal Holdings, Inc. *			327,615

Total for Financials				11,356,441	12.91%

HEALTH CARE

Industrial Instruments For Measurement, Display, and Control
914	Danaher Corporation			242,210

Laboratory Analytical Instruments
66,696	Singular Genomics Systems, Inc. *			31,340

Pharmaceutical Preparations
39,411	United Therapeutics Corporation *			8,842,252

Services - Computer Processing & Data Preparation
12,000	GoodRx Holdings, Inc. - Class A *			78,360

Total for Health Care				9,194,162	10.45%

INDUSTRIALS

Construction Machinery & Equipment
2,310	Caterpillar, Inc.			649,410

Fabricated Structural Metal Products
8,023	Valmont Industries, Inc.			2,033,831

Farm Machinery & Equipment
2,571	Deere & Company			1,056,527

Heavy Construction Other Than Building Construction - Contractors
57,052	Fluor Corporation *			1,996,249

Industrial & Commercial Fans & Blowers & Air Purifing Equipment
14,143	Ceco Environmental Corp. *			194,891

Laboratory Analytical Instruments
5,149	Illumina, Inc. *			850,718

Measuring & Controlling Devices, NEC
4,893	Rockwell Automation, Inc.			1,527,007

Miscellaneous Electrical Machinery, Equipment & Supplies
3,560	Atkore Inc. *			548,133

Services - Business Services, NEC
16,948	Uber Technologies, Inc. *			800,454

Wholesale - Durable Goods
1,957	W.W. Grainger, Inc.			1,397,572

Wholesale - Hardware & Plumbing & Heating Equipment & Supplies
3,996	Ferguson PLC (United Kingdom)			645,594

Total for Industrials				11,700,386	13.30%

INFORMATION TECHNOLOGY

Computer Peripheral Equipment, NEC
27,901	Stratasys Ltd. (Israel) *			410,145

Computer Storage Devices
7,962	Pure Storage, Inc. - Class A *			291,330

Electronic Coils, Transformers & Other Inductors
2,000	Bel Fuse Inc. - Class B			104,600

Measuring & Controlling Devices, NEC
17,356	Trimble Inc. *			950,935

Radio & TV Broadcasting & Communications Equipment
3,674	Ubiquiti Inc.			643,060

Semiconductors & Related Devices
2,596	Ambarella, Inc. *			161,341
39,863	Indie Semiconductor, Inc. - Class A *			267,082
1,000	Silicon Laboratories Inc. *			134,860
3,976	SolarEdge Technologies, Inc. (Israel) *			646,378
37,068	Ultra Clean Holdings, Inc. *			1,303,311
				2,512,972

Services - Computer Processing & Data Preparation
95,402	Yext, Inc. *			835,722

Services - Computer Programming Services
12,139	Amdocs Limited (Island of Guernsey)			1,082,799
4,512	Endava PLC * **			220,637
				1,303,436

Services - Prepackaged Software
22,413	3D Systems Corporation *			141,426
793	Adobe Inc.			443,557
127,497	Box, Inc. - Class A *			3,376,121
16,032	PTC Inc. *			2,359,429
2,817	Salesforce, Inc. *			623,853
3,096	Twilio Inc. - Class A *			197,246
				7,141,632

Telephone & Telegraph Apparatus
2,196	Clearfield, Inc. *			77,189

Total for Information Technology				14,271,021	16.24%

MATERIALS

Metal Mining
150,163	Cleveland-Cliffs Inc. *			2,295,992
34,231	Freeport-McMoRan Inc.			1,366,159
				3,662,151

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
4,310	Commercial Metals Co.			242,610

Total for Materials				3,904,761	4.44%

UTILITIES

Electric Services
27,717	Brookfield Renewable Corporation - Class A (Canada)			774,690

Natural Gas Transmission & Distribution
27,523	Brookfield Infrastructure Corporation - Class A (Canada)			1,069,269

Total for Utlilites				1,843,959	2.10%

Total for Common Stocks (Cost - $51,050,454)				62,830,657	71.44%

EXCHANGE TRADED FUNDS
Equity
45,005	Franklin FTSE South Korea ETF			964,390
16,000	Global X Silver Miners ETF			424,000
57,699	iShares MSCI Brazil ETF			1,780,014
19,105	iShares MSCI Emerging Markets ETF			748,343
16,359	iShares MSCI Japan ETF			1,008,369
164,175	VanEck Gold Miners ETF			4,803,760
(Cost - $8,515,586)				9,728,876	11.06%

REAL ESTATE INVESTMENT TRUSTS
16,655	American Assets Trust, Inc.			356,584	0.41%
Total For Real Estate Investment Trusts (Cost - $339,788)

MONEY MARKET FUNDS
14,329,727	Invesco Treasury Portfolio Institutional Class 5.25% ***
Total for Money Market Funds (Cost - $14,329,727)				14,329,727	16.29%

Total Investments				87,245,844	99.20%
	(Cost - $74,235,555)

Other Assets in Excess of Liabilities				707,781	0.80%

Net Assets				$ 87,953,625	100.00%

* Non-Income Producing Securities.
** ADR - American Depositary Receipt.
*** The Yield Rate shown represents the 7-day yield at August 31, 2023.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at August 31, 2023, was $74,235,555. At August 31, 2023, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in options written) was as follows:

		Unrealized Appreciation		$ 15,307,441
		Unrealized Depreciation		(2,297,152)
		Unrealized Appreciation		$ 13,010,289

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks, including ADRs, exchange traded funds and REITs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Valuation Designee believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Valuation Designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the valuation committee, which includes the Valuation Designee, subject to review of the Board and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

Derivatives. Listed derivatives, including purchased options and written options, that are actively traded, are valued based on quoted prices from the primary exchange on which the option trades and are typically categorized as level 1. Lacking a last sale price, a derivative held long is generally valued by the pricing service at its last bid price and a derivative held short is generally valued by the pricing service at its last ask price. If there is not a bid or ask price on the primary exchange on which the option trades, the option will be valued at fair value as determined under the fair value pricing procedures below. When such bid or ask prices are used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no standard procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Valuation Designee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. The Board maintains responsibilities for the fair value determinations under Rule 2a-5 under the 1940 Act and oversees the Valuation Designee.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of August 31, 2023:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stocks (including ADRs)		$ 62,830,657	$ -	$ -	$ 62,830,657
Exchange Traded Funds		9,728,876	-	-	9,728,876
Real Estate Investment Trusts		356,584	-	-	356,584
Money Market Funds		14,329,727	-	-	14,329,727
Total		$ 87,245,844	$ -	$ -	$ 87,245,844

The Fund did not hold any level 3 assets or liabilities during the fiscal quarter ended August 31, 2023.